Putnam
Managed
High Yield
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As prospects for the world's securities markets grew more positive during the past few months, fixed-income investors set aside some of their concerns over risk and returned to a more venturesome frame of mind. Higher-yielding lower-rated corporate bonds were among the beneficiaries of this improved market environment.

For the managers of Putnam Managed High Yield Trust, the mood swing that occurred during the fiscal year that ended on May 31, 1999, therefore was a study in contrasts. It is heartening to note that the optimism over the market's prospects expressed by the management team at the fiscal year's midpoint was borne out by period's end. As you will read in the following report, the managers remain generally optimistic as the fund enters its new fiscal year.

I am pleased to announce the addition of Rosemary H. Thomsen to the fund's management team. Rosemary joined Putnam in 1986 and is a senior portfolio manager on the Credit Team within the Core Fixed Income Group. She has 17 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 21, 1999



Report from the Fund Manager

Jennifer E. Leichter
Rosemary H. Thomsen

For high-yield bond investors, the past year offered a tale of two markets. During the first half of Putnam Managed High Yield Trust's fiscal year, concerns over Russia's financial collapse and subsequent margin calls on certain highly leveraged portfolios caused many investors to shy away from high-yield bonds. However, during the second half of the fund's fiscal year, investors became more accepting of investments with an element of risk, as they rediscovered the income potential of high-yield bonds. This bipolar environment for high-yield bonds was reflected in your fund's performance for the 12 months ended May 31, 1999.

Total return for 12 months ended 5/31/99

     Net asset value            Market price
----------------------------------------------------------------
         -6.54%                    -2.06%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* HIGH-YIELD SECURITIES REVIVE AFTER SLUMP

The flight to quality that swept the globe in the late summer and early fall of 1998 created the most unfavorable environment for high-yield bonds since 1990's recession-bound summer months. In the market volatility following Russia's financial crisis, fixed-income investors suddenly became highly risk averse and began selling off virtually all fixed-income investments except U.S. Treasuries. Yield spreads (the difference in yield between bonds with similar maturities) between high-yield bonds and Treasury securities widened dramatically during the period, with most of the widening taking place in August 1998. A second episode occurred in the fall with the anticipated sale of the high-yield holdings of Long Term Capital Management (a distressed hedge fund), an unexpectedly weak U.S. jobs report, and signs of recession overseas. All quality tiers were caught in the market rout, but the lower-quality, less liquid tiers were hit hardest.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications       17.5%

Broadcasting              9.0%

Cable television          5.4%

Gaming                    3.5%

Electric utilities        3.4%

Footnote reads:
*Based on net assets as of 5/31/99. Holdings will vary over time.


During the second half of your fund's fiscal year, the high-yield bond market staged a recovery as investors began accepting risk back into their portfolios. Spreads against Treasuries narrowed during the second half of your fund's fiscal year and net cash flows into the high-yield asset class once again became positive. Investors were drawn to the sector's attractive yields, as the investment climate grew increasingly amenable to risk.

As your fund reached its fiscal year's end, the Federal Reserve Board shifted its bias toward a tightening of interest rates -- an announcement that reverberated in securities markets around the world and prompted a selloff in the credit sectors during the last two weeks of the period. Consequently, high-yield bonds shed some of the gains they had posted since the beginning of 1999.

* TELECOMMUNICATIONS CONTINUED TO CONTRIBUTE TO PERFORMANCE

During the fiscal year, your fund's emphasis on the telecommunications sector -- and the favorable climate for mergers and acquisitions that has characterized this sector for some time -- contributed to relative returns. Global Crossing Holdings, Ltd. and Covad Communications are two examples of telecommunications holdings that served your fund well during the period. While these holdings and others discussed in this report were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Midland Funding Corp, Series A, 11.75%, 2005
Electric utilities

WinStar Communications, Inc. 144A, convertible senior discount notes stepped-coupon zero % (14% 10/15/00), 2005
Telecommunications

International Cabletel, Inc. stepped-coupon, Series B, zero % (11.5%, 2/1/01), 2006
Telecommunications

ICG Services, Inc. stepped-coupon, zero % (9.875%, 5/1/03), 2008
Telecommunications

GST Telecommunications, Inc. company guaranty stepped-coupon, zero % (13.875, 12/15/00), 2005
Telecommunications

CSC Holdings, Inc. Series M,
11.125% cumulative preferred
Cable television

Quest Communications International, Inc. stepped-coupon, zero %, 2007 Telecommunications

Covad Communications Group, 144A warrants
Telecommunications

Intermedia Communications, Series B, 13.50% preferred
Communications

Global Crossing Holdings, Ltd., company guaranty 9.625%, 2008
Telecommunications

Footnote reads:
These holdings represent 10.3% of the fund's net assets as of 5/31/99. Portfolio holdings will vary over time.


Global Crossing is putting together an undersea global fiber-optic platform for data, voice, video, and Internet transmissions. The company's Atlantic crossing cable will span four continents and address 80% of the world's international traffic. During your fund's fiscal year, Global Crossing announced agreements with U.S. West and Frontier Corp. for an industry-transforming merger that will create a seamless end-to-end local-to-global broadband network, provide integrated telecommunications and data services, and accelerate the deployment of high-speed Internet services to local, national, and global markets. Frontier Corp. provides integrated communications services to business, carrier, and residential customers nationwide and certain international countries. U.S. West provides a full range of telecommunications services -- including wireline, wireless PCS, data networking, directory, and information services -- to more than 25 million customers nationally in some of the country's fastest growing communities. During the period, U.S. West earned credit upgrades from rating agencies. The merger will result in the first global and local service provider in an era in which traditional regional Bell operating companies and long-distance carriers are becoming obsolete.

Covad Communications is a competitive local exchange carrier (CLEC) that provides high-speed digital communications services using digital subscriber line technology to Internet service providers and customers. In January 1999, Covad launched a nationwide remote access program, integrating for the first time the company's digital subscriber line service with the networks of investors AT&T and Qwest Communications International. With the program, Covad is targeting its new TeleSpeed Remote service to small to midsize businesses that want to connect remote offices in other cities. The new offering will be faster than long-distance dial-up service.


"[H]igh-yield corporates are worth considering for both tax-deferred and tax-exempt IRAs and for diversifying some taxed portfolios invested for income."

-- S&P Personal Wealth, June 1999


On the negative side, your fund's health-care and energy exposures detracted from returns. Health-care issuers believed the effects of revised Medicare reimbursement formulas squeezed cash flows, while the energy sector was hurt by low oil prices and a warm winter.

* CONTINUED FOCUS ON INDIVIDUAL SECURITY SELECTION

As this report is being written, we believe that the high-yield market is fairly priced versus other market sectors and that yield spreads between high-yield bonds and Treasury securities still offer attractive opportunities. We are also monitoring the overall high-yield default rate, which has been quite low in recent years but is now rising. We anticipate some spread tightening over the next few months but believe that returns in 1999's second half will come primarily from individual security selection rather than from overall market movement.

We continue to emphasize telecommunications and media based on a favorable earnings outlook. We are also placing less emphasis on industries, such as steel, that depend on global price increases. The recent rise in the price of oil has prompted concerns about a resurgence in global inflation; we think these fears are likely to prove unfounded, at least in the near term.

We plan to continue to emphasize diversification, companies with little exposure to Asia and low commodity price risk, and securities with attractive yields relative to their risk levels.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.


TOTAL RETURN FOR PERIODS ENDED 5/31/99

                                                First Boston
                                        Market   High Yield   Consumer
                                 NAV    price    Bond Index  price index
------------------------------------------------------------------------
1 year                         -6.54%  -2.06%      -0.70%       2.09%
------------------------------------------------------------------------
5 years                        52.22   65.68       54.97       12.68
Annual average                  8.77   10.62        9.16        2.42
------------------------------------------------------------------------
Life of fund (since 6/25/93)   59.46   61.80       62.78       15.10
Annual average                  8.19    8.45        8.58        2.40
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 5/31/99

-------------------------------------------------------------------------
Distributions
-------------------------------------------------------------------------
Number                                              12
-------------------------------------------------------------------------
Income                                           $1.3780
-------------------------------------------------------------------------
Capital gains
  Long-term                                       0.1639
-------------------------------------------------------------------------
  Short-term                                        --
-------------------------------------------------------------------------
  Total                                          $1.5419
-------------------------------------------------------------------------
Share value                                   NAV       Market price
-------------------------------------------------------------------------
5/31/98                                     $14.83         $15.375
-------------------------------------------------------------------------
5/31/99                                      12.30          13.500
-------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------
Current dividend rate1                       10.83%           9.87%
-------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market value at end of period.


TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                                                         Market
                                       NAV               price
--------------------------------------------------------------------------
1 year                                -6.07%             0.13%
--------------------------------------------------------------------------
5 years                               52.57             80.63
Annual average                         8.82             12.55
--------------------------------------------------------------------------
Life of fund (since 6/25/93)          60.39             64.64
Annual average                         8.18              8.65
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


Comparative benchmarks

First Boston High Yield Bond Index is an unmanaged list of lower-rated, high-yielding U.S. corporate bonds. The index assumes reinvestment of all distributions, does not take into account brokerage commissions or other costs, and may pose different risks than the fund. Securities in the fund's portfolio will differ from those in the index. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.



Report of independent accountants
For the fiscal year ended May 31, 1999

To the Trustees and Shareholders of
Putnam Managed High Yield Trust

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Managed High Yield Trust (the "fund") at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
July 16, 1999




The fund's portfolio
May 31, 1999

CORPORATE BONDS AND NOTES (82.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (1.0%)
--------------------------------------------------------------------------------------------------------------------------
     $      190,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $      206,150
            240,000  Lamar Advertising Co. company guaranty
                       8 5/8s, 2007                                                                                243,600
            447,000  Outdoor Communications Inc. sr. sub. notes
                       9 1/4s, 2007                                                                                469,350
                                                                                                            --------------
                                                                                                                   919,100

Aerospace and Defense (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 105,050
            120,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                              114,600
            260,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              260,000
             80,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                 82,800
            125,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                            120,625
            120,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                      121,950
             80,000  L-3 Communications Corp. company guaranty
                       Ser. B, 8s, 2008                                                                             76,200
            100,000  L-3 Communications Corp. sr. sub. notes
                       8 1/2s, 2008                                                                                 98,250
            130,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                       10 3/8s, 2007                                                                               137,475
            200,000  Sequa Corp. med. term notes 10s, 2001                                                         206,678
                                                                                                            --------------
                                                                                                                 1,323,628

Agriculture (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            705,323  Premium Standard Farms, Inc. sr. sec. notes
                       11s, 2003 (PIK)                                                                             652,424

Airlines (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                 149,600
            280,000  Canadian Airlines Corp. sec. 10s, 2005 (Canada)                                               207,900
            300,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                            253,500
            170,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                             88,400
                                                                                                            --------------
                                                                                                                   699,400

Apparel (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Fruit of the Loom 144A company guaranty
                       8 7/8s, 2006                                                                                182,400
             90,000  GFSI, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/8s, 9/15/04), 2009 (STP)                                                        63,000
             60,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   43,800
            235,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                    233,825
            135,000  William Carter Holdings Co. sr. sub. notes
                       Ser. A, 12s, 2008                                                                           140,400
             95,000  William Carter Holdings Co. sr. sub. notes
                       Ser. A, 10 3/8s, 2006                                                                        98,325
                                                                                                            --------------
                                                                                                                   761,750

Automotive (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Aftermarket Technology Corp. sr. sub. notes
                       Ser. D, 12s, 2004                                                                           390,000
            170,000  Dura Operating Corp. 144A sr. sub. notes 9s, 2009                                             167,450
            350,000  Federal Mogul Corp. 144A notes 7 1/2s, 2009                                                   326,799
            290,000  Hayes Lemmerz International, Inc. 144A
                       company guaranty 8 1/4s, 2008                                                               279,850
            140,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                        143,150
             30,000  San Luis Corp Sa Reg S 8 7/8s, 2008                                                            24,600
            500,000  Talon Automotive Group sr. sub. notes Ser. B,
                       9 5/8s, 2008                                                                                430,000
            400,000  Walbro Corp. company guaranty Ser. B, 10 1/8s, 2007                                           444,000
                                                                                                            --------------
                                                                                                                 2,205,849

Banks (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            315,000  Dime Capital Trust I bank guaranty Ser. A,
                       9.33s, 2027                                                                                 332,728
            290,000  Greenpoint Capital Trust I company guaranty
                       9.1s, 2027                                                                                  296,397
             75,000  Ocwen Capital Trust I company guaranty
                       10 7/8s, 2027                                                                                58,500
            165,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                    165,000
            100,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      96,000
            150,000  Peoples Heritage Capital Trust company guaranty
                       Ser. B, 9.06s, 2027                                                                         144,468
            150,000  Provident Capital Trust company guaranty 8.6s, 2026                                           147,090
             85,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    81,469
            125,000  Sovereign Capital Trust company guaranty 9s, 2027                                             122,190
            110,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                109,115
                                                                                                            --------------
                                                                                                                 1,552,957

Broadcasting (7.1%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Ackerly Group, Inc. sr. sub. notes Ser. B, 9s, 2009                                           171,700
            200,000  Acme Television sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 9/30/00), 2004 (STP)                                                       171,000
            440,000  Allbritton Communications Co. sr. sub. notes
                       Ser. B, 8 7/8s, 2008                                                                        429,000
              9,407  Australis Media, Ltd. sr. disc. notes stepped-coupon
                       1 3/4s, (15 3/4s 5/15/00), 2003 (In default)
                       (Australia) (STP) (PIK) (NON)                                                                    94
            750,000  Benedek Communications Corp. sr. disc. notes stepped-
                       coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                                616,875
            435,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        367,575
            330,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              341,138
            730,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                                722,700
             30,000  Citadel Broadcasting, Inc. company guaranty
                       9 1/4s, 2008                                                                                 31,650
            160,000  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                       174,400
            660,000  Echostar DBS Corp. 144A sr. notes 9 3/8s, 2009                                                671,550
            245,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             232,750
            210,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                      149,100
            160,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        157,600
            500,000  Lenfest Communications, Inc. sr. sub. notes
                       10 1/2s, 2006                                                                               590,000
             60,000  Pegasus Communications Corp. sr. notes
                       Ser. B, 9 3/4s, 2006                                                                         61,650
            100,000  Pegasus Media & Communications notes Ser. B,
                       12 1/2s, 2005                                                                               110,000
            904,000  PHI Holdings, Inc. sr. sub. notes 16s, 2001                                                   718,409
            225,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                      234,000
            500,000  RBS Participacoes S.A. 144A company guaranty
                       11s, 2007 (Brazil)                                                                          325,000
            160,000  SFX Entertainment Inc. company guaranty
                       9 1/8s, 2008                                                                                158,400
            100,000  TV Azteca Holdings S.A. de C.V. sr. notes
                       11s, 2002 (Mexico)                                                                           82,000
                                                                                                            --------------
                                                                                                                 6,516,591

Building and Construction (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  American Architectural Products Corp. company
                       guaranty 11 3/4s, 2007                                                                       90,200
             70,000  Atrium Companies Inc. 144A sr. sub. notes
                       10 1/2s, 2009                                                                                68,950
            170,000  Building Materials Corp. 144A sr. notes 8s, 2008                                              161,500
            320,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   308,800
            390,000  GS Superhighway Holdings sr. notes
                       9 7/8s, 2004 (China)                                                                        195,000
            120,000  NCI Building Systems 144A sr. sub. notes 9 1/4s, 2009                                         118,500
            160,000  Toll Corp. company guaranty 8 1/8s, 2009                                                      156,800
                                                                                                            --------------
                                                                                                                 1,099,750

Buses (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            715,000  MCII Holdings sec. notes 12s, 2002                                                            698,913

Business Equipment and Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  CEX Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                169,200
            100,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                       11s, 2006                                                                                    97,000
            240,000  U.S. Office Products Co. company guaranty
                       9 3/4s, 2008                                                                                148,800
                                                                                                            --------------
                                                                                                                   415,000

Cable Television (4.1%)
--------------------------------------------------------------------------------------------------------------------------
             95,831  Adelphia Communications Corp. sr. notes
                       9 1/2s, 2004 (PIK)                                                                           99,185
            210,000  Adelphia Communications Corp. sr. notes
                       7 7/8s, 2009                                                                                198,975
            220,000  Adelphia Communications Corp. 144A sr. notes
                       8 3/8s, 2008                                                                                217,800
            300,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           304,500
            470,000  Charter Communications Holdings LLC
                       144A sr. disc. notes stepped-coupon zero %
                       (9.92s, 4/1/04), 2011 (STP)                                                                 290,225
            380,000  Charter Communications Holdings LLC 144A
                       sr. notes 8 5/8s, 2009                                                                      371,450
             70,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           69,245
             50,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                  54,875
            795,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      617,119
            160,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      142,800
            520,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero %, (11 7/8s, 10/15/02), 2007 (STP)                                                     312,000
            430,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         447,200
            190,000  NTL Inc. 144A sr. notes 11 1/2s, 2008
                       (United Kingdom)                                                                            210,900
            100,000  OnePoint Communications Corp. 144A sr. notes
                       14 1/2s, 2008                                                                                49,000
             60,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              39,600
            190,000  Supercanal Holdings S.A. 144A sr. notes
                       11 1/2s, 2005 (Argentina) (In default) (NON)                                                 85,500
            220,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero %, (9 1/4, 4/15/04), 2009 (STP)                                         144,100
            260,000  United International Holdings sr. disc. notes stepped-
                       coupon Ser. B, zero % (10 3/4s, 2/15/03), 2008 (STP)                                        170,950
                                                                                                            --------------
                                                                                                                 3,825,424

Cellular Communications (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            440,000  Celcaribe S.A. sr. notes 13 1/2s, 2004 (Colombia)                                             382,800
            215,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                  27,950
            615,000  McCaw International Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                           375,150
            635,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                          495,300
            310,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                                158,100
            350,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (10.65s, 9/15/02), 2007 (STP)                                                 245,000
            380,000  NEXTEL Communications, Inc. 144A sr. notes
                       12s, 2008                                                                                   426,550
             80,000  Price Communications Wireless, Inc. 144A sr.
                       notes 9 1/8s, 2006                                                                           82,000
                                                                                                            --------------
                                                                                                                 2,192,850

Chemicals (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Geo Specialty Chemicals, Inc. 144A sr. sub. notes
                       10 1/8s, 2008                                                                               144,750
            120,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                               115,800
            590,000  Lyondell Petrochemical Co. 144A sec. notes
                       9 7/8s, 2007                                                                                591,468
            210,000  Lyondell Petrochemical Co. 144A sr. sub. notes
                       10 7/8s, 2009                                                                               213,150
            200,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (Canada)                                                                       170,000
            160,000  Royster-Clark Inc. 144A 1st mtge 10 1/4s, 2009                                                161,600
            210,000  Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                                    210,525
                                                                                                            --------------
                                                                                                                 1,607,293

Computer Services and Software (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               73,850
            240,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                          252,000
            120,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      120,000
            140,000  Unisys Corp. sr. notes Ser. B, 12s, 2003                                                      152,950
            285,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          318,488
            110,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                       116,050
             80,000  Verio Inc. sr. notes 10 3/8s, 2005                                                             82,400
                                                                                                            --------------
                                                                                                                 1,115,738

Conglomerates (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     245,000
            350,000  Cathay International Ltd. 144A sr. notes
                       13s, 2008 (China) (In default) (NON)                                                        150,500
             45,000  Dine S.A. de C.V. company guaranty
                       8 3/4s, 2007 (Mexico)                                                                        37,800
                                                                                                            --------------
                                                                                                                   433,300

Consumer Durable Goods (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                   157,700
             40,000  Hedstrom Holdings, Inc. 144A sr. disc. notes stepped-
                       coupon zero % (12s, 6/1/02), 2009 (STP)                                                      18,000
            550,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  412,500
            170,000  Sealy Mattress Co. company guaranty stepped-coupon
                       Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                                              110,925
                                                                                                            --------------
                                                                                                                   699,125

Consumer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Protection One, Inc. sr. disc. notes stepped-coupon
                       zero %, (13 5/8s, 6/30/00), 2005 (STP)                                                      100,350

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  French Fragrances, Inc. company guaranty
                       Ser. D, 10 3/8s, 2007                                                                       151,500
            120,000  Revlon Consumer Products sr. notes 9s, 2006                                                   123,600
                                                                                                            --------------
                                                                                                                   275,100

Electric Utilities (3.8%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                          303,750
            360,000  CMS Energy Corp. sr. notes 6 3/4s, 2004                                                       348,487
          1,600,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                         1,784,000
            470,422  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          468,822
            545,000  Panda Global Energy Co. company guaranty
                       12 1/2s, 2004 (China)                                                                       272,500
            310,000  York Power Funding 144A notes 12s, 2007
                       (Cayman Islands)                                                                            313,100
                                                                                                            --------------
                                                                                                                 3,490,659

Electronics (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             158,400
            215,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                    188,125
             55,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   49,500
                                                                                                            --------------
                                                                                                                   396,025

Entertainment (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            225,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon
                       zero %, (10s, 4/1/03), 2008 (STP)                                                           156,375
            165,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                        167,063
            250,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                                        253,750
                                                                                                            --------------
                                                                                                                   577,188

Environmental Control (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            510,000  Allied Waste Industries, Inc. company guaranty
                       Ser. B, 7 7/8s, 2009                                                                        479,400

Financial Services (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            345,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  263,063
            100,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                 92,199
            340,000  Advanta Corp. med-term notes Ser. D, 6.92s, 2002                                              294,613
            100,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                           83,000
            140,000  Capital One Financial Corp. notes 7 1/8s, 2008                                                132,808
            250,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                          234,947
            260,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                   228,800
             70,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                    61,600
            180,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                   156,600
            320,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                  268,800
            155,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                               124,000
            175,000  Investors Capital Trust I company guaranty
                       Ser. B, 9.77s, 2027                                                                         163,625
             90,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                         63,450
            350,000  Resource America Inc. 144A sr. notes 12s, 2004                                                320,250
                                                                                                            --------------
                                                                                                                 2,487,755

Food and Beverages (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         52,375
            250,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D,
                       9 7/8s, 2007                                                                                261,875
            105,000  Doane Pet Care Co. sr. sub. notes 9 3/4s, 2007                                                107,625
            140,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    121,800
            320,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                          182,400
            180,000  Trairc Consumer Products, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                               178,200
                                                                                                            --------------
                                                                                                                   904,275

Gaming (3.5%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              363,200
            250,000  Aztar Corp. sr. sub. notes 13 3/4s, 2004                                                      270,000
            210,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                 209,475
             50,000  Circus Circus Enterprises, Inc. deb. 7s, 2036                                                  46,191
            100,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          91,703
            380,000  Fitzgeralds Gaming Corp. company guaranty
                       Ser. B, 12 1/4s, 2004                                                                       159,600
            110,000  Harrahs Entertainment, Inc. company guaranty
                       7 1/2s, 2009                                                                                107,625
            300,000  Hollywood Casino Corp. 144A sec. notes
                       11 1/4s, 2007                                                                               299,250
            130,000  Hollywood Park, Inc. company guaranty
                       Ser. B, 9 1/4s, 2007                                                                        132,438
            300,000  Horseshoe Gaming Holdings 144A sr. sub. notes
                       8 5/8s, 2009                                                                                291,000
            120,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                       Ser. B, 13s, 2004                                                                           133,200
            200,000  Mohegan Tribal Gaming, Auth. 144A sr. sub. notes
                       8 3/4s, 2009                                                                                200,000
            160,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                          153,600
            525,000  PRT Funding Corp. sr. notes 11 5/8s, 2004
                       (In default) (NON)                                                                          235,594
            110,000  Riviera Black Hawk 144A 1st mtge. 13s, 2005                                                   110,000
            430,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            435,375
                                                                                                            --------------
                                                                                                                 3,238,251

Health Care (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                 56,004
             70,000  Columbia/HCA Healthcare Corp. med. term notes
                       7.69s, 2025                                                                                  58,808
            290,000  Columbia/HCA Healthcare Corp. med. term notes
                       6.63s, 2045                                                                                 271,472
            100,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               89,260
            300,000  Conmed Corp. company guaranty 9s, 2008                                                        300,000
            220,000  Hudson Respiratory Care, Inc. sr. sub. notes
                       9 1/8s, 2008                                                                                178,200
            280,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007                                                                                183,400
            300,000  Integrated Health Services, Inc. sr. sub. notes
                       Ser. A, 9 1/4s, 2008                                                                        195,000
            140,000  Lifepoint Hospital Holdings 144A sr. sub. notes
                       10 3/4s, 2009                                                                               142,450
            480,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       Ser. B, 9 1/2s, 2007                                                                        168,000
            100,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                       coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                         22,000
            220,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      191,950
            130,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                                 119,925
            460,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                368,000
            120,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                         69,600
            305,000  Sun Healthcare Group, Inc. sr. sub. notes
                       Ser. B, 9 1/2s, 2007 (In default) (NON)                                                      57,950
             60,000  Sun Healthcare Group, Inc. 144A sr. sub. notes
                       9 3/8s, 2008 (In default) (NON)                                                              11,400
            200,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                 202,500
            150,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                     147,000
            140,000  Triad Hospitals Holdings 144A sr. sub. notes
                       11s, 2009                                                                                   142,800
                                                                                                            --------------
                                                                                                                 2,975,719

Lodging (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                           138,000
            460,000  HMH Properties, Inc. company guaranty Ser. B,
                       7 7/8s, 2008                                                                                425,500
             50,000  Host Marriott L.P. 144A sr. notes 8 3/8s, 2006                                                 48,500
            370,000  ITT Corp. notes 6 3/4s, 2005                                                                  340,348
                                                                                                            --------------
                                                                                                                   952,348

Manufacturing (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                 87,075
            180,000  Insilco Holding Co. sr. disc. Notes stepped-coupon
                       zero % (14s, 8/15/03), 2008 (STP)                                                            82,800
            300,000  Telecom Tech, Inc. company guaranty 9 3/4s, 2008                                              300,000
                                                                                                            --------------
                                                                                                                   469,875

Medical Supplies and Devices (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Dade International, Inc. sr. sub. notes Ser. B,
                       11 1/8s, 2006                                                                               203,775
            170,000  Mediq, Inc. company guaranty 11s, 2008                                                        146,200
            180,000  Mediq, Inc. deb. stepped-coupon zero %
                       (13s, 6/1/03), 2009 (STP)                                                                    72,000
                                                                                                            --------------
                                                                                                                   421,975

Metals and Mining (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Ameristeel Corp. company guaranty Ser. B,
                       8 3/4s, 2008                                                                                300,750
            170,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          153,000
            160,000  Lodestar Holdings, Inc. company guaranty
                       11 1/2s, 2005                                                                               128,000
            250,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     245,000
            160,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             157,600
                                                                                                            --------------
                                                                                                                   984,350

Motion Picture Distribution (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           220,800
            150,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                                153,563
            620,000  Diva Systems Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 5/8s, 3/1/03), 2008 (STP)                                                204,600
            330,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                            260,700
                                                                                                            --------------
                                                                                                                   839,663

Oil and Gas (2.6%)
--------------------------------------------------------------------------------------------------------------------------
            145,000  Abraxas Petroleum Corp. company guaranty
                       Ser. D, 11 1/2s, 2004                                                                        85,550
            170,000  Belco Oil & Gas Corp. company guaranty Ser. B,
                       10 1/2s, 2006                                                                               177,225
             30,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    21,825
            150,000  Eagle Geophysical, Inc. company guaranty Ser. B,
                       10 3/4s, 2008                                                                                90,000
             80,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                               84,800
             30,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (14 1/8s, 5/1/03), 2006 (STP)                                                 10,500
            150,000  Gothic Production Corp. company guaranty Ser. B,
                       11 1/8s, 2005                                                                               129,000
            140,000  Gulf Canada Resources, Ltd. sr. notes
                       8 3/8s, 2005 (Canada)                                                                       140,000
            160,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                        157,200
             80,000  Leviathan Gas Corp.144A sr. sub. notes 10 3/8s, 2009                                           80,800
            160,000  Ocean Energy, Inc. company guaranty Ser. B,
                       8 7/8s, 2007                                                                                160,800
            200,000  Ocean Energy, Inc. company guaranty Ser. B,
                       8 3/8s, 2008                                                                                198,000
            190,000  R & B Falcon Corp. 144A sr. notes 12 1/4s, 2006                                               191,900
            130,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        69,225
            280,000  RBF Finance 144A company guaranty 11 3/8s, 2009                                               282,800
             30,000  RBF Finance 144A company guaranty 11s, 2006                                                    30,150
             20,000  Transamerican Energy sr. disc. notes stepped-coupon
                       Ser. B, zero % (13s, 6/15/99), 2002 (In default) (NON) (STP)                                  2,200
            780,000  Transamerican Energy sr. notes Ser. B,
                       11 1/2s, 2002 (In default) (NON)                                                             85,800
            280,000  Transamerican Refining Corp. sr. sub. notes Ser. B,
                       16s, 2003 (In default) (NON)                                                                 14,000
            402,000  TransTexas Gas Corp. sr. sub. notes Ser. D,
                       13 3/4s, 2001 (In default) (NON)                                                             20,100
            330,000  Vintage Petroleum 144A sr. sub. notes 9 3/4s, 2009                                            338,250
                                                                                                            --------------
                                                                                                                 2,370,125

Packaging and Containers (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              241,200
            320,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          329,600
            185,000  Huntsman Packaging Corp. company guaranty
                       9 1/8s, 2007                                                                                183,150
            250,000  Impac Group Inc. company guaranty Ser. B,
                       10 1/8s, 2008                                                                               243,750
            250,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     253,013
             50,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                           47,698
             30,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                     28,637
            200,000  Packaging Corp. 144A sr. sub. notes 9 5/8s, 2009                                              203,000
            605,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                      635,250
            150,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                               148,500
            250,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                               260,625
            300,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                               306,000
                                                                                                            --------------
                                                                                                                 2,880,423

Paper and Forest Products (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  APP Finance II Mauritius Ltd. bonds stepped-coupon
                       12s, (16s, 2/15/04), 2049 (Indonesia) (STP)                                                 122,000
             20,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                          18,812
            250,000  Pacifica Papers, Inc. 144A sr. notes 10s, 2009 (Canada)                                       257,500
            315,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                   198,450
             80,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                               80,000
            120,000  Tembec Industries, Inc. company guaranty
                       8 5/8s, 2009 (Canada)                                                                       120,300
                                                                                                            --------------
                                                                                                                   797,062

Pharmaceuticals (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         331,200

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 42,700

Publishing (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Affinity Group Holdings sr. notes 11s, 2007                                                   294,000
            120,000  American Media Operation, Inc. 144A sr. sub. notes
                       10 1/4s, 2009                                                                               121,500
            110,000  Perry-Judd company guaranty 10 5/8s, 2007                                                     112,200
             65,598  Von Hoffman Press, Inc. 144A sr. sub. notes
                       13 1/2s, 2009                                                                                66,910
             85,000  Von Hoffman Press, Inc. 144A sr. sub. notes
                       10 3/8s, 2007                                                                                86,700
                                                                                                            --------------
                                                                                                                   681,310

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                             192,000

REITs (Real Estate Investment Trust) (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            370,000  Tanger Properties Ltd. partnership gtd. notes
                       8 3/4s, 2001                                                                                370,437

Restaurants (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           248,125

Retail (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Home Interiors & Gifts, Inc. company guaranty
                       10 1/8s, 2008                                                                                90,675
            600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    624,000
            500,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     425,000
                                                                                                            --------------
                                                                                                                 1,139,675

Satellite Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Golden Sky Systems company guaranty
                       Ser. B, 12 3/8s, 2006                                                                       258,750
            265,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                             210,675
                                                                                                            --------------
                                                                                                                   469,425

Semiconductors (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2006                                          242,500
             96,808  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                               98,261
            112,845  Cirent Semiconductor 144A sr. sub. notes
                       10.14s, 2004                                                                                114,538
            534,574  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008 (PIK)                                                                          502,500
            200,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             175,000
                                                                                                            --------------
                                                                                                                 1,132,799

Specialty Consumer Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            220,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                      211,200

Steel (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            490,000  AK Steel Corp. 144A sr. notes 7 7/8s, 2009                                                    477,750
             80,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                             82,000
            150,000  National Steel Corp. 144A 1st mtge. 9 7/8s, 2009                                              152,625
                                                                                                            --------------
                                                                                                                   712,375

Telecommunications (16.2%)
--------------------------------------------------------------------------------------------------------------------------
            385,000  21st Century Telecom Group, Inc. sr. disc. notes stepped-
                       coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                                177,100
            500,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                    287,500
            170,000  Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                     108,800
            150,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                            143,625
            150,000  CapRock Communications Corp. sr. notes
                       Ser. B, 12s, 2008                                                                           151,500
            180,000  CapRock Communications Corp. 144A sr. notes
                       11 1/2s, 2009                                                                               175,500
            200,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                      170,500
            170,000  Covad Communications Group, Inc. 144A sr. notes
                       12 1/2s, 2009                                                                               162,775
            640,000  Covad Communications Group, Inc. sr. disc.
                       notes stepped-coupon Ser. B, zero %
                       (13 1/2s, 03/15/03), 2008 (STP)                                                             348,800
            730,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/2s, 03/01/03), 2008 (STP)                                              288,350
            500,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  267,500
            200,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            215,000
            690,000  Firstworld Communication Corp. sr. disc. notes stepped-
                       coupon zero % (13, 4/15/03), 2008 (STP)                                                     351,900
            800,000  Focal Communications Corp. sr. disc. notes, stepped-
                       coupon Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                       472,000
            690,000  Global Crossing Holdings, Ltd. company guaranty
                       9 5/8s, 2008                                                                                755,550
          1,050,000  GST Telecommunications, Inc. company guaranty stepped-
                       coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                               850,500
            140,000  Hyperion Telecommunications, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                            114,800
            220,000  Hyperion Telecommunications, Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               231,000
            160,000  Hyperion Telecommunications, Corp. 144A sr. sub.
                       notes 12s, 2007                                                                             163,200
            300,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (STP)                                                              270,000
          1,410,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                853,050
            220,000  Intermedia Communications, Inc. sr. notes
                       Ser. B, 8.6s, 2008                                                                          205,700
            450,000  Intermedia Communications, Inc. sr. notes
                       Ser. B, 8 1/2s, 2008                                                                        418,500
          1,200,000  International Cabletel, Inc. sr. notes stepped-coupon
                       Ser. B, zero % (11 1/2s, 2/01/01), 2006 (STP)                                             1,050,000
            440,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                       321,200
          1,260,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       667,800
            200,000  Logix Communications Enterprises sr. notes
                       12 1/4s, 2008                                                                               189,000
            360,000  Metromedia Fiber Network, Inc. 144A sr. notes
                       10s, 2008                                                                                   375,300
            120,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                               95,400
            250,000  MetroNet Communications Corp. sr. disc. notes stepped-
                       coupon zero % (9.95s, 6/15/03), 2008 (Canada) (STP)                                         185,000
            390,000  MetroNet Communications Corp. 144A sr. notes
                       10 5/8s, 2008 (Canada)                                                                      445,575
            280,000  Microcell Telecommunications sr. disc. notes stepped-
                       coupon Ser. B, zero % (14s, 12/1/01), 2006
                       (Canada) (STP)                                                                              224,000
             50,000  Netia Holdings B.V. 144A company guaranty stepped-
                       coupon zero % (11 1/4s, 11/1/01), 2007
                       (Poland) (STP)                                                                               32,500
            300,000  Netia Holdings B.V. 144A company guaranty
                       10 1/4s, 2007 (Poland)                                                                      276,000
            290,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         298,700
            320,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         179,200
            500,000  Primus Telecom Group sr. notes 11 3/4s, 2004                                                  512,500
          1,000,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         784,320
            425,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                        225,250
            140,000  RSL Communications, Ltd. 144A 10 1/2s, 2008                                                   137,900
             40,000  TeleWest Communications PLC 144A 11 1/4s, 2008                                                 45,300
             90,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02),
                       2005 (STP)                                                                                   61,200
            370,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 3/1/03), 2008 (STP)                                                        213,675
            280,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                        272,300
            430,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               451,500
            180,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008
                       (Netherlands)                                                                               187,650
             70,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008
                       (Netherlands)                                                                                72,975
            320,000  WinStar Communications, Inc. sr. sub. notes stepped-
                       coupon zero % (15s, 3/1/02), 2007 (STP)                                                     339,200
            150,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                         126,750
                                                                                                            --------------
                                                                                                                14,953,345

Telephone Services (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            360,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                               223,200
            500,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     457,500
            180,000  Call-Net Enterprises Inc. sr. notes 8s, 2008 (Canada)                                         160,200
            640,000  Call-Net Enterprises Inc. sr. disc. notes stepped-coupon
                       zero % (10.8s, 5/15/04), 2009 (Canada) (STP)                                                358,400
            130,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-
                       coupon zero % (9.27s, 8/15/02), 2007 (Canada) (STP)                                          80,600
            400,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                236,000
            140,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                       109,200
            280,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               266,000
            143,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                        154,440
             80,000  Long Distance International, Inc. sr. notes
                       12 1/4s, 2008                                                                                55,200
             50,000  McLeodUSA, Inc. 144A sr. notes 8 1/8s, 2009                                                    47,000
            160,000  Primus Telecommunications Group, Inc. sr. notes
                       Ser. B, 9 7/8s, 2008                                                                        154,400
            130,000  RSL Communications, Ltd. company guaranty
                       9 1/8s, 2008                                                                                118,300
            100,000  Transtel S.A. 144A pass-through certificates
                       12 1/2s, 2007 (Colombia)                                                                     57,000
            915,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                              597,038
                                                                                                            --------------
                                                                                                                 3,074,478

Textiles (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                              153,600
            140,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         136,850
             90,000  Polymer Group, Inc. company guaranty Ser. B,
                       8 3/4s, 2008                                                                                 87,075
                                                                                                            --------------
                                                                                                                   377,525

Transportation (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            220,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                       235,950
            120,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 119,100
                                                                                                            --------------
                                                                                                                   355,050

Wireless Communications (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  American Mobile Satellite Corp. company guaranty
                       12 1/4s, 2008                                                                               104,250
            200,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         182,000
            110,000  Paging Network Do Brasil sr. notes 13 1/2s,
                       2005 (Brazil)                                                                                46,200
            220,000  Telecorp PCS Inc. 144A sr. disc. notes stepped-coupon
                       zero %, (11 5/8s, 4/15/04), 2009 (STP)                                                      113,300
            115,000  Telesystem International Wireless Inc. sr. disc. notes stepped-coupon Ser. C, zero %, (10 1/2s, 11/1/02),
                       2007 (Canada) (STP)                                                                          57,500
                                                                                                            --------------
                                                                                                                   503,250
                                                                                                            --------------
                     Total Corporate Bonds and Notes
                       (cost $82,651,581)                                                                   $   76,154,529

PREFERRED STOCKS (8.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              6,240  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                    $      332,280
                 80  First Republic 144A Ser. A, $10.50 cum. pfd.                                                   80,000
                                                                                                            --------------
                                                                                                                   412,280

Broadcasting (1.9%)
--------------------------------------------------------------------------------------------------------------------------
              1,493  Capstar Broadcasting, Inc. 144A $12.00 pfd. (PIK)                                             180,653
              1,945  Capstar Communications, Inc. Ser. E, $12.625
                       cum. pfd. (PIK)                                                                             239,235
              2,543  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                         305,160
                316  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                   316,000
                 40  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                            356,000
                319  Spanish Broadcasting Systems $14.25 cum. pfd. (PIK)                                           341,330
                                                                                                            --------------
                                                                                                                 1,738,378

Cable Television (1.3%)
--------------------------------------------------------------------------------------------------------------------------
              6,764  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            794,770
             66,000  Diva Systems Corp. Ser. D, $6.00 pfd.                                                         396,000
                                                                                                            --------------
                                                                                                                 1,190,770

Cellular Communications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                190  Dobson Communications 144A 13.00% pfd. (PIK)                                                  187,150
                241  Dobson Communications Corp. 144A $12.25 pfd. (PIK)                                            224,130
                177  NEXTEL Communications, Inc. Ser. D, 13.00%
                       cum. pfd. (PIK)                                                                             192,930
                                                                                                            --------------
                                                                                                                   604,210

Communications (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                729  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                            765,450

Computer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                131  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                            130,345

Insurance (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             14,500  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                                 391,500

Medical Supplies and Devices (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  Fresenius Medical Capital Trust I Ser. D, 9.00%
                       company guaranty, pfd. (Germany)                                                            267,800
            290,000  Fresenius Medical Capital Trust II 7.875% company
                       guaranty, pfd. (Germany)                                                                    287,825
                                                                                                            --------------
                                                                                                                   555,625

Oil and Gas (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                160  R& B Falcon Corp. $13.875 cv. pfd.                                                            164,800

Packaging and Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                900  Packaging Corp. America 144A $12.375 pfd. (PIK)                                                94,500

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,323  AmeriKing, Inc. $3.25 pfd. (PIK)                                                              127,752

Telecommunications (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                259  21st Century Telecom Group 144A 13.75%
                       cum. pfd. (PIK)                                                                             134,680
                436  IXC Communications, Inc. $12.50 pfd. (PIK)                                                    422,920
              7,329  Nextlink Communications, Inc. 144A $7.00
                       cum. pfd. (PIK)                                                                             375,611
                 15  NTL Inc. 144A Ser. B, 13.00% pfd. (PIK)                                                        16,500
             33,057  TCR Holding Corp. Class E, zero % pfd.                                                          2,083
                330  WinStar Communications, Inc. 144A $14.25
                       cum. pfd. (PIK)                                                                             267,300
                                                                                                            --------------
                                                                                                                 1,219,094
                                                                                                            --------------
                     Total Preferred Stocks (cost $7,436,980)                                               $    7,394,704

CONVERTIBLE BONDS AND NOTES (2.5%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $   650,000  Argosy Gaming cv. sub. notes 12s, 2001                                                 $      664,625
            275,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                                246,125
            140,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                       coupon zero %, (13 7/8s, 12/15/00), 2005 (STP)                                              166,600
            200,000  Integrated Device Technology, Inc. cv. sub. notes
                       5 1/2s, 2002                                                                                155,000
            800,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                         1,120,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes
                       (cost $1,805,534)                                                                    $    2,352,350
UNITS (1.8%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                550  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/00), 2003 (Australia)
                       (In default) (STP) (NON)                                                             $        5,500
                240  Network Plus Corp. units 13 1/4s, 2009                                                        239,400
                370  Network Plus 144a units 13 1/2s, 2009                                                         381,100
                500  Signature Brands USA, Inc. units 13s, 2002                                                    550,000
                130  Tele1 Eur Bv 144a units 13s, 2009                                                             131,300
                450  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   301,500
              2,950  XCL Ltd. 144A units cv. cum. pfd. 9 1/2s, 2006 (PIK)                                           61,950
                                                                                                            --------------
                     Total Units (cost $2,398,840)                                                          $    1,670,750

WARRANTS (1.7%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                220  21st Century Telecom Group 144A                                            2/15/10     $        4,400
                160  American Mobile Satellite Corp.                                            4/1/08               4,000
                170  Bestel S.A. de C.V. (Mexico)                                               5/15/05                340
                150  Birch Telecommunications, Inc. 144A                                        6/15/08                750
              1,490  Cellnet Data Systems, Inc.                                                 9/15/07             35,760
             14,500  CGA Group Ltd. 144A                                                        1/1/04                 145
                300  Club Regina, Inc. 144A                                                     4/15/06                300
                200  Colt Telecommunications Group PLC                                          12/31/06            95,000
                250  Comunicacion Cellular 144A (Colombia)                                      11/15/03            15,000
              2,902  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00                290
                640  Covad Communications Group 144A
                       (acquired on 5/27/98, cost $309,757) (RES)                               3/15/08            766,080
              1,860  Diva Systems Corp.                                                         3/1/08              22,320
              3,650  DTI Holdings Inc.                                                          3/1/08                  37
                150  Epic Resorts                                                               6/15/05                  2
                190  Esat Holdings, Inc. (Ireland)                                              2/1/07              13,490
                690  Firstworld Communication                                                   4/15/08             34,500
                270  Hyperion Telecommunications 144A                                           4/15/01             14,850
              6,691  ICG Communications                                                         10/15/05           133,820
                180  Insilco Holding Co.                                                        8/15/08                 --
                450  Intermedia Communications, Inc.                                            6/1/00              41,850
                200  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  2
                440  Iridium World Com 144A                                                     7/15/05              1,760
                800  KMC Telecom Holdings, Inc.                                                 4/15/08              2,600
                700  Knology Holdings, Inc. 144A                                                10/15/07             1,400
                 80  Long Distance International, Inc. 144A                                     4/13/08                160
                815  McCaw International Ltd.                                                   4/15/07              3,464
                180  Mediq Inc. 144A                                                            6/1/09                   2
                100  OnePoint Communications Corp.                                              6/1/08                 100
                200  Orbital Imaging Corp. 144A                                                 3/1/05               6,000
              6,900  Pagemart, Inc. 144A                                                        12/31/03            55,200
                320  Pathnet, Inc. 144A                                                         4/15/08              3,200
              1,820  Rhythms Netcon 144A                                                        5/15/08            264,810
                215  Spanish Broadcasting Systems 144A                                          6/30/99             44,075
                155  Sterling Chemicals Holdings                                                8/15/08              3,100
                 90  Telehub Communications Corp.                                               7/31/05              3,600
                280  Transamerican Refining Corp.                                               6/30/03                 --
              1,045  UIH Australia/Pacific, Inc. 144A                                           5/15/06              1,045
              1,500  USN Communications Inc.                                                    8/15/04                 15
                250  Versatel 144A                                                              5/15/08             15,000
                101  Wright Medical Technology, Inc. 144A                                       6/30/03                  1
                                                                                                            --------------
                     Total Warrants (cost $452,445)                                                         $    1,588,468

COMMON STOCKS (1.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,021  Allegiance Telecom, Inc. (NON)                                                         $       37,777
                100  AmeriKing, Inc. (NON)                                                                           3,900
              1,800  Axia Holding Inc. 144A (PIK) (NON)                                                             24,750
             71,544  Celcaribe S.A. 144A (Colombia) (NON)                                                          143,088
             10,520  CellNet Data Systems, Inc. (NON)                                                               93,365
             10,124  Chesapeake Energy Corp.                                                                        21,514
              8,769  Fitzgerald Gaming Corp. (NON)                                                                   2,192
              1,000  French Fragrances Inc. (NON)                                                                    7,594
              2,426  Hedstrom Holdings, Inc. 144A (NON)                                                              2,426
                175  Mothers Work, Inc. (NON)                                                                        1,903
              1,180  NEXTEL Communications, Inc. Class A (NON)                                                      43,513
                150  Paging Do Brazil Holdings Co., LLC 144A
                       Class B, (Brazil) (NON)                                                                           2
                244  Premium Holdings L.P. 144A (NON)                                                                  856
             57,579  PSF Holdings LLC Class A (NON)                                                                690,945
             12,750  Specialty Foods Corp. (NON)                                                                       319
              2,894  Viatel, Inc. (NON)                                                                            130,228
                                                                                                            --------------
                     Total Common Stocks (cost $2,326,911)                                                  $    1,204,372

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,195  Chesapeake Energy Corp. $3.50 cv. cum. pfd.                                            $       23,900
              5,060  Global Telesystems, Inc. 144A $3.625 cv. pfd.                                                 315,618
                580  XCL Ltd 144A Ser. A, $9.50 cv. cum. pfd.                                                       12,180
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $362,155)                                     $      351,698

SHORT-TERM INVESTMENTS (0.8%) (a) (cost $727,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
           $727,000  Interest in $277,448,000 joint repurchase agreement dated May 28, 1999 with Credit Suisse First Boston
                       due June 1, 1999 respect to various U.S. Treasury
                       obligations -- maturity value of $727,387 for an
                       effective yield of 4.79%                                                             $      727,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $98,161,446) (b)                                               $   91,443,871
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $92,367,823.

  (b) The aggregate identified cost on a tax basis is $98,164,409, resulting in gross unrealized appreciation and depreciation of $4,376,927 and $11,097,465, respectively, or net unrealized depreciation of $6,720,538.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
      May 31, 1999 was $766,080 or 0.8% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $98,161,446) (Note 1)                                             $ 91,443,871
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             1,797,622
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          430,987
-----------------------------------------------------------------------------------------------
Total assets                                                                         93,672,480

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                         10,328
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   833,200
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        190,000
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            177,609
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               22,390
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           11,197
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                762
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   59,171
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,304,657
-----------------------------------------------------------------------------------------------
Net assets                                                                         $ 92,367,823

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                           $106,772,932
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (856,292)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (6,831,242)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (6,717,575)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $ 92,367,823

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($92,367,823 divided by 7,507,107 shares)                      $12.30
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended May 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                           $   804,301
-----------------------------------------------------------------------------------------------
Interest income                                                                       9,549,050
-----------------------------------------------------------------------------------------------
Total investment income                                                              10,353,351

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        736,167
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          175,937
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        12,826
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          4,629
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              384
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  23,435
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 48,105
-----------------------------------------------------------------------------------------------
Legal                                                                                    11,091
-----------------------------------------------------------------------------------------------
Postage                                                                                  18,954
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                    16,170
-----------------------------------------------------------------------------------------------
Other                                                                                    34,304
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,082,077
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (7,510)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,074,567
-----------------------------------------------------------------------------------------------
Net investment income                                                                 9,278,784
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (6,541,670)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                          (10,127,946)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (16,669,616)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $ (7,390,832)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended May 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  9,278,784    $ 10,807,578
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (6,541,670)      5,444,693
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (10,127,946)       (287,467)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                            (7,390,832)     15,964,804
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                          (10,343,967)    (10,321,574)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                (1,230,315)             --
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (18,965,114)      5,643,230

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   111,332,937     105,689,707
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of net
investment income and undistributed net investment
income of $856,292 and $713,405, respectively)                                     $ 92,367,823    $111,332,937
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of year                                       7,507,107       7,507,107
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                           Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $14.83           $14.08           $13.78           $13.04           $13.40
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                1.24             1.44             1.34             1.27             1.32
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          (2.23)             .69              .29              .79             (.36)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.99)            2.13             1.63             2.06              .96
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                   (1.38)           (1.38)           (1.33)           (1.30)           (1.32)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --             (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                  (.16)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.38)           (1.38)           (1.33)           (1.32)           (1.32)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.46           $14.83           $14.08           $13.78           $13.04
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                     $13.500          $15.375          $14.375          $13.750          $13.125
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                                 (2.06)           16.96            14.88            15.30             9.20
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $92,368         $111,333         $105,690         $103,466          $97,901
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.11             1.05             1.06             1.04             1.00
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            9.50             9.75             9.70             9.49            10.32
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              47.56            85.45            62.57            74.70           103.91
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996, and thereafter, includes amounts paid through expense offset arangements.  Prior period ratios exclude these amounts. (Note 2)




Notes to financial statements
May 31, 1999

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees or dealers, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At May 31, 1999, the fund had a capital loss carryover of approximately $2,584,000 available to offset future capital gains, if any, which will expire on May 31, 2007.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of interest on payment-in-kind securities, losses on wash sale transactions, post-October loss deferrals, dividends payable, defaulted bond interest and market discount. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended May 31, 1999, the fund reclassified $504,514 to increase distributions in excess of net investment income and $321,832 to increase accumulated net realized losses, with an increase to paid-in-capital of $826,346. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $29,884. These expenses have been fully amortized on a straight line basis over a five-year period.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At May 31, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended May 31, 1999, fund expenses were reduced by $7,510 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $530 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended May 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $44,814,589 and $46,843,093, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



Federal tax information
(Unaudited)

The Fund has designated 11.85% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Results of September 4, 1998 shareholder meeting
(Unaudited)

A meeting of shareholders of the fund was held on September 4, 1998. At the meeting, each of the nominees for Trustees was elected, as follows:

                                               Common Shares
                                                             Votes
                                       Votes for           withheld

Jameson Adkins Baxter                  4,946,279            265,221
Hans H. Estin                          4,956,914            254,586
John A. Hill                           4,959,093            252,407
R.J. Jackson                           4,956,675            254,825
Paul L. Joskow                         4,957,955            253,545
Elizabeth T. Kennan                    4,959,703            251,797
Lawrence J. Lasser                     4,960,721            250,779
John H. Mullin III                     4,964,721            246,779
Robert E. Patterson                    4,964,721            246,779
Donald S. Perkins                      4,965,385            246,115
William F. Pounds                      4,965,385            246,115
George Putnam                          4,965,785            245,715
George Putnam, III                     4,965,785            245,715
A.J.C. Smith                           4,965,785            245,715
W. Thomas Stephens                     4,965,785            245,715
W. Nicholas Thorndike                  4,965,785            245,715

A proposal to ratify the selection of PricewaterhouseCoopers LLP as independent auditors for the fund was approved as follows: 5,059,982 votes for, and 48,335 votes against, with 103,183 abstentions and non-broker votes. A proposal to approve an amendment to the fund's fundamental investment restriction with respect to making loans was approved as follows: 3,715,622 votes for, and 433,674 votes against, with 1,062,204 abstentions and non-broker votes.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Rosemary H. Thomsen
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


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